ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 9.2%
Interactive Media & Services - 9.2%
Alphabet, Inc. - Class A	9,522	$2,027,329
Meta Platforms, Inc. - Class A	1,502	1,109,527
Total Communication Services		3,136,856

Consumer Discretionary - 16.4%
Automotive Retail - 3.7%
Murphy USA, Inc.	1,105	416,033
O'Reilly Automotive, Inc. (a)	8,325	863,136
		1,279,169
Broadline Retail - 9.1%
Amazon.com, Inc. (a)	13,519	3,095,851
		$–
Homebuilding - 3.6%
DR Horton, Inc.	7,311	1,239,068
Total Consumer Discretionary		5,614,088

Energy - 2.0%
Integrated Oil & Gas - 2.0%
Exxon Mobil Corp.	6,083	695,226

Financials - 16.3%
Asset Management & Custody Banks - 2.4%
Blackstone, Inc.	4,759	815,693
		$–
Diversified Financial Services - 1.9%
Apollo Global Management, Inc.	4,716	642,461

Property & Casualty Insurance - 3.4%
Progressive Corp.	4,803	1,186,629
		$–
Transaction & Payment Processing Services - 8.6%
Mastercard, Inc. - Class A	2,887	1,718,602
Visa, Inc. - Class A	3,442	1,210,827
		2,929,429
Total Financials		5,574,212

Health Care - 7.2%
Health Care Facilities - 2.4%
HCA Healthcare, Inc.	2,002	808,728
		$–

ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 4.8%
Danaher Corp.	5,644	$1,161,648
Medpace Holdings, Inc. (a)	1,009	479,790
		1,641,438
Total Health Care		2,450,166

Industrials - 15.2%
Aerospace & Defense - 3.9%
TransDigm Group, Inc.	957	1,338,728
		$–
Diversified Support Services - 2.5%
Copart, Inc. (a)	17,763	867,012

Environmental & Facilities Services - 2.6%
Waste Connections, Inc.	4,875	900,949
		$–
Research & Consulting Services - 2.1%
Booz Allen Hamilton Holding Corp.	6,438	699,939

Trading Companies & Distributors - 4.1%
United Rentals, Inc.	1,459	1,395,300
Total Industrials		5,201,928

Information Technology - 32.0%(b)
Application Software - 3.5%
Intuit, Inc.	619	412,873
Tyler Technologies, Inc. (a)	1,364	767,768
		1,180,641
Semiconductor Materials & Equipment - 3.2%
Applied Materials, Inc.	6,824	1,097,026

Semiconductors - 9.6%
Broadcom, Inc.	4,035	1,199,969
NVIDIA Corp.	11,885	2,070,129
		3,270,098
Systems Software - 12.5%
Fortinet, Inc. (a)	7,529	593,059
Microsoft Corp.	5,650	2,862,799
ServiceNow, Inc. (a)	885	811,952
		4,267,810
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	4,727	1,097,326
Total Information Technology		10,912,901

ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Utilities - 1.3%
Electric Utilities - 1.3%
NextEra Energy, Inc.	5,861	$422,285
TOTAL COMMON STOCKS (Cost $27,846,450)		34,007,662

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 4.22%(c)	148,095	148,095
TOTAL MONEY MARKET FUNDS (Cost $148,095)		148,095

TOTAL INVESTMENTS - 100.0% (Cost $27,994,545)		$34,155,757
Other Assets in Excess of Liabilities - 0.0% (d)		6,159
TOTAL NET ASSETS - 100.0%		$34,161,916

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARGENT ETFs

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Argent Large Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$34,007,662	$—	$—	$34,007,662
Money Market Funds	148,095	—	—	148,095
Total Investments	$34,155,757	$—	$—	$34,155,757
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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